Income Taxes (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Income Taxes
Accrued interest or penalties	$ 0	$ 0
Amount of interest or penalties recognized	0	0
Federal
Operating loss carryforwards
Net operating loss carryforwards	4,996,000
California
Operating loss carryforwards
Net operating loss carryforwards	$ 4,921,000